Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenues (notes 2 and 13)	$ 1,707,758	$ 1,880,332	$ 2,328,569
Voyage expenses	(388,887)	(153,766)	(138,339)
Vessel operating expenses (note 13)	(637,474)	(731,150)	(825,024)
Time-charter hire expense	(86,458)	(120,893)	(150,145)
General and administrative expenses (note 13)	(96,555)	(106,150)	(119,889)
Income from vessel operations	164,319	6,700	384,290
Interest expense	(254,126)	(268,400)	(282,966)
Interest income	8,525	6,290	4,821
Other loss (note 14)	(2,013)	(53,981)	(39,013)
Net (loss) income before income taxes	(38,023)	(516,840)	111,132
Income tax expense (note 21)	(19,724)	(12,232)	(24,468)
Net loss attributable to shareholders of Teekay Corporation	(79,237)	(163,276)	(123,182)
Teekay Parent
Condensed Income Statements, Captions [Line Items]
Revenues (notes 2 and 13)	345	5,089	14,142
Voyage expenses	20	(242)	(59)
Vessel operating expenses (note 13)	(26)	0	(30)
Time-charter hire expense	0	(17,765)	(24,477)
General and administrative expenses (note 13)	(23,799)	(20,549)	(20,583)
Income from vessel operations	(23,460)	(33,467)	(31,007)
Interest expense	(60,166)	(53,103)	(53,164)
Interest income	2,839	422	18,430
Impairments of investments (note 1)	651,473	338,749	0
Dividend income (note 1)	32,751	58,000	1,039
Other loss (note 14)	(6,008)	4,764	(981)
Net (loss) income before income taxes	(705,517)	(362,133)	(65,683)
Income tax expense (note 21)	(208)	(251)	(525)
Net loss attributable to shareholders of Teekay Corporation	$ (705,725)	$ (362,384)	$ (66,208)